Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock; par value	$ 0.0001
Common stock; common shares	100,000,000
Common stock; Stock Issued	8,000,000
Common stock; Stock Outstanding	8,000,000